Long-term Debt	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Long-term Debt
13.	Long-term Debt

Term Loan

In September 2018, the Company entered into a loan and security agreement with Avidbank for a 48-month term loan in the amount of $4,000,000. The Company makes monthly electronic principal payments initiated by Avidbank of approximately $83,000 plus accrued and unpaid interest. As of December 31, 2019, $2,750,000 of the term loan was outstanding. The Company recorded debt issuance costs of $23,000, which includes a $20,000 facility fee. The debt issuance costs are amortized to interest expense using the effective interest rate method over the life of the loan. The unamortized balance of the debt issuance costs as of December 31, 2019 was approximately $11,000 and is recorded as a reduction of long-term debt. Through the year ended December 31, 2019, the Company was required to comply with the following financial covenants:

●	EBITDA (as defined below) must be at least $1,000,000 for the trailing six-month period as of the last day of each fiscal quarter. The Company refers to this covenant as the EBITDA covenant. “EBITDA” means (a) net profit (or loss), after provision for taxes, plus (b) interest expense, plus (c) to the extent deducted in the calculation of net profit (or loss), depreciation expense and amortization expense, plus (d) income tax expense, plus (e) to the extent approved by Avidbank, other noncash expenses and charges, other onetime charges, and any losses arising from the sale, exchange, transfer or other disposition of assets not in the ordinary course of business.

●	The aggregate amount of unrestricted cash the Company has in deposit accounts or securities accounts maintained with Avidbank must be not less than $2,000,000 at all times. The Company refers to this covenant as the minimum liquidity covenant.

As of December 31, 2019, the Company was in compliance with these covenants.

In February 2020, the Company made a pre-payment on its long-term debt with Avidbank of approximately $150,000 as a result of selling certain assets related to the Company’s Stump! Trivia product line. (See Note 18).

Pursuant to the amended agreement the Company entered into with Avidbank on March 12, 2020, the total outstanding principal of $2,750,000 was classified as a current liability as of December 31, 2019 and will be paid in full by December 31, 2020. (See Note 18.)

Interest expense related to long-term debt for the years ended December 31, 2019 and 2018 was $236,000 and $296,000, respectively.